Concentrations of Risk	12 Months Ended
Jun. 30, 2025
Concentrations of Risk [Abstract]
CONCENTRATIONS OF RISK

NOTE 14 — CONCENTRATIONS OF RISK

Customers Concentrations

No customer accounted for more than 10% of the Company’s revenue for the year ended June 30, 2025, 2024 and 2023.

Accounts receivables due from one major customer as of June 30, 2025, 2024 and 2023.

	June 30, 2025		June 30, 2024
Customers	Amount $	%	Amount $	%
A	157,843	51.80%	148,439	55.3%

Accounts receivable from the Company’s major customer accounted for 51.8% and 55.3% of total accounts receivable balances as of June 30, 2025 and 2024, respectively.

Suppliers Concentrations

Major suppliers representing more than 10% of the Company’s costs of revenue.

	For the year ended
	June 30, 2025		June 30, 2024		June 30, 2023
Suppliers	Amount $	%	Amount $	%	Amount $	%
A	690,842	25.1%	609,934	36.1%	294,557	20.3%
B	522,897	19.0%	450,125	26.7%	559,341	38.5%
C (Related Party)	287,182	10.4%	188,859	11.2%	165,902	11.4%
Total	1,500,921	54.5%	1,248,918	74.0%	1,019,800	70.2%

Major suppliers of the Company’s accounts payables

	June 30, 2025		June 30, 2024
Suppliers	Amount $	%	Amount $	%
A	—	—	—	—
B	21,550	56.7%	1,213	3.3%
C (Related Party)	—	—	—	—
Total	21,550	56.7%	1,213	3.3%

Accounts payables from the Company’s major suppliers accounted for 56.7% and 3.3% of total accounts payables balances as of June 30, 2025 and 2024, respectively.